Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,289,468)	$ (54,851,839)	$ (58,923,300)	$ (1,820,528)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance of common stock for services	741,248	51,348,000	51,348,000
Common stock issuable for services	3,570,000
Amortization of prepaid stock based expenses	7,270,003	1,505,115	4,621,230
Foreign currency transaction loss (gain)	19,190	88,184	89,243	(22,080)
Depreciation expense	670			297
Allowance on refundable advance deposit				120,958
Amortization of debt discounts	198,362	193,283	303,563	294,005
Amortization of right-of-use assets	15,650	14,952	20,187	21,359
Change in fair value of derivative liabilities	(49,876)	(113,487)	(212,450)	(316,537)
Change in fair value of warrant liability	(776,227)
Derivative expense		95,012	333,596	141,012
Loss (gain) on extinguishment of debt, net	(135,943)	840,032	871,032	(54,565)
Non-cash interest expense	5,843	5,519	5,519	3,832
Accretion of put premium	37,450			279,711
Changes in Assets and Liabilities:
GST receivable	(5,504)	(880)	(2,405)	(71)
Prepaid expenses and other current assets	(68,669)	1,312	1,379	4,746
Refundable advance deposit				(120,958)
Deferred offering costs				(25,000)
Other current assets	(33,659)
Accounts payable	(335,235)	118,706	187,732	242,408
Employee benefit liability	38,573	27,917	40,184	49,196
Accrued expenses and other payables	(308,783)	342,223	677,889	209,962
Accrued interest	34,365	89,179	255,155	78,733
Operating lease liability	(8,643)	(16,210)	(21,722)	(21,598)
NET CASH USED IN OPERATING ACTIVITIES	(4,080,653)	(312,982)	(405,168)	(935,118)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(4,912)
NET CASH USED IN INVESTING ACTIVITIES	(4,912)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	100,000	150,000	222,500	567,050
Proceeds from issuance of convertible Series C Preferred stock, net of issuance cost	950,099
Proceeds from exercise of Series C warrants	1,000,000
Repayment of convertible note	(203,350)	(8,000)	(8,000)	(142,909)
Repayment of notes	(671,777)	(98,400)	(122,788)
Repayment of loans payable - related party	(169,194)
Proceeds from the sale of common stock	3,314,458			23,057
Proceeds from note payable	75,000	145,000	320,000	190,000
Proceeds from loans payable				79,811
Proceeds from loans payable - related parties	78,249	294,400	343,700	224,885
Deferred offering costs		(65,000)	(264,656)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,473,485	418,000	490,756	941,894
Effect of exchange rate changes on cash	43,694	(75,343)	(94,585)	4,262
NET INCREASE (DECREASE) IN CASH	431,614	29,675	(8,997)	11,038
CASH AT BEGINNING OF YEAR	12,088	21,085	21,085	10,047
CASH AT END OF YEAR	443,702	50,760	12,088	21,085
Cash paid during the year:
Interest	126,855	21,625	30,715	9,491
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	114,399	10,229	10,229	246,254
Conversion of convertible notes and accrued interest to common stock	416,291	79,686	79,686	560,483
Settlement of accounts payable for shares of common stock		129,354	129,354
Settlement of loans to former director for shares of common stock		74,395	74,395
Settlement of loans payable including accrued interest for shares of common stock	125,765	86,248	86,248
Deferred offering cost charged to additional paid in capital upon closing of offering	291,773
Issuance of common stock related to debt exchange agreement	125,764
Debt discounts related to derivative liability		150,000	222,500	150,000
Issuance of common stock and common stock issuable for prepaid services (net of amortized portion)	1,026,729	22,375,995
Deemed dividend related to Series C Preferred Stock	932,246
Reclassification of warrant liability into equity upon exercise of Series C warrants	$ 1,805
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842			62,126
Relative fair value of warrant granted in connection with a loan payable - related party				141,084
Issuance of common stock for prepaid services (net of amortized portion)			19,259,880
Deemed dividend upon alternate cashless exercise of warrants				$ 192,960